CONSOLIDATED STATEMENT OF INCOME - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Net sales	$ 2,484,712,280	$ 1,857,593,678	$ 1,822,540,697
Cost of sales	(1,291,559,797)	(984,035,922)	(908,318,190)
Gross margin	1,193,152,483	873,557,756	914,222,507
Other income by function	11,808,439	19,295,892	22,584,710
Distribution costs	(438,601,936)	(337,101,549)	(327,543,973)
Administrative expenses	(161,390,779)	(138,811,668)	(136,975,243)
Other expenses by function	(284,087,358)	(230,349,566)	(241,479,749)
Other gains (losses)	9,590,450	(11,410,085)	3,156,799
Income from operational activities	330,471,299	175,180,780	233,965,051
Finance income	14,263,669	3,451,143	13,117,641
Finance costs	(35,660,493)	(28,714,063)	(27,720,203)
Share of net income (loss) of joint ventures and associates accounted for using the equity method	226,026	(8,437,209)	(16,431,759)
Gains (losses) on exchange differences	(10,149,345)	2,551,823	(9,054,155)
Result as per adjustment units	2,529,298	(429,198)	(8,255,001)
Income before taxes	301,680,454	143,603,276	185,621,574
Income tax expense	(82,629,773)	(35,408,420)	(39,975,914)
Net income	219,050,681	108,194,856	145,645,660
Net income attributable to:
Equity holders of the parent	199,162,731	96,152,272	130,141,692
Non-controlling interests	19,887,950	12,042,584	15,503,968
Net income	$ 219,050,681	$ 108,194,856	$ 145,645,660
Basic earnings per share (Chilean pesos) from:
Continuing operations	$ 539.00	$ 260.22	$ 352.21
Diluted earnings per share (Chilean pesos) from:
Continuing operations	$ 539.00	$ 260.22	$ 352.21